COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financial assets in guarantee (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets in guarantee
Financial assets pledged as collateral	$ 14,468,665	$ 16,635,209
Special Guarantees Accounts Argentine Central Bank [Member]
Financial assets in guarantee
Financial assets pledged as collateral	10,294,615	12,691,876
Deposits In Guarantee [Member]
Financial assets in guarantee
Financial assets pledged as collateral	$ 4,174,050	$ 3,943,333